Accounts Receivable (Details 1)	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2011 Accounts Receivable [Member] CNY	Jun. 30, 2012 Accounts Receivable [Member] USD ($)	Jun. 30, 2012 Accounts Receivable [Member] CNY	Dec. 31, 2010 Accounts Receivable [Member] CNY	Dec. 31, 2009 Accounts Receivable [Member] CNY
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at the beginning of the period	139,000		46,901,000			(139)	$ (7,382)	(46,901)	(10,670)	(12,853)
Increase from acquisition of PGW						(46,407)	0	0	0	0
Provision for doubtful collection						(355)	(4)	(23)	(139)	(14,664)
Decrease due to disposal of P3A						0	0	0	10,670	0
Allowance for doubtful accounts	(115,000)	(2,435,000)	(15,470,000)	(138,000)	(7,346,000)	0	486	3,091	0	7,916
Write-offs						0	0	0	0	8,931
Balance at the end of the year	46,901,000	$ 6,900,000		139,000		(46,901)	$ (6,899)	(43,833)	(139)	(10,670)